Non-Cash Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Statement [Abstract]
Summary of Non-Cash Investing Activity	Investing activities

	For the Year Ended December 31
	2021	2020	2019
Increase in property, plant and equipment	$128,230	$145,000	$181,631
Changes in prepayment for equipment	(109)	(3,327)	(3,844)
Changes in payable for purchases of equipment	(382)	2,596	(1,463)
Payments for property, plant and equipment	$127,739	$144,269	$176,324

Summary of Changes in Liabilities Arising from Financing Activities	For the year ended December 31, 2021

			Non-cash Changes
	Beginning Balance	Cash Flows	Foreign Exchange Movement	Leases Modifications	Loss on FVTPL Financial Liability	Financial Cost	Ending Balance
Short-term borrowings and bills payable	$72,129	$20,563	$1,305	$—	$—	$—	$93,997
Financial liabilities at fair value through profit or loss	107,397	(7,000)	—	—	7,465	—	107,862
Lease liabilities	30,342	(12,762)	399	8,233	—	530	26,742
Long-term borrowings (including current portion)	176,488	60,536	3,296	—	—	—	240,320
Guarantee deposits received	1,114	(103)	16	—	—	—	1,027
	$387,470	$61,234	$5,016	$8,233	$7,465	$530	$469,948
For the year ended December 31, 2020

			Non-cash Changes
	Beginning Balance	Cash Flows	Foreign Exchange Movement	Leases Modifications	Loss on FVTPL Financial Liability	Financial Cost	Ending Balance
Short-term borrowings and bills payable	$78,207	$(10,775)	$4,697	$—	$—	$—	$72,129
Financial liabilities at fair value through profit or loss	—	98,785	—	—	8,612	—	107,397
Lease liabilities	30,472	(11,491)	1,935	8,845	—	581	30,342
Long-term borrowings (including current portion)	57,092	110,121	9,275	—	—	—	176,488
Guarantee deposits received	1,001	44	69	—	—	—	1,114
	$166,772	$186,684	$15,976	$8,845	$8,612	$581	$387,470
For the year ended December 31, 2019

			Non-cash Changes
	Beginning Balance	Cash Flows	Foreign Exchange Movement	Leases Modifications	Financial Cost	Ending Balance
Short-term borrowings and bills payable	$—	$75,849	$2,358	$—	$—	$78,207
Lease liabilities	30,687	(9,608)	723	8,079	591	30,472
Long-term borrowings (including current portion)	90,527	(34,581)	1,146	—	—	57,092
Guarantee deposits received	992	(15)	24	—	—	1,001
	$122,206	$31,645	$4,251	$8,079	$591	$166,772